Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Specification of Other reserves (Details) - DKK (kr)
kr in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning of the year	kr 57,593	kr 51,839	kr 49,815
Other comprehensive income for the year	(610)	1,165	(2,398)
Transfer of cash flow hedge reserve to intangible assets	326
Balance at the end of the year	63,325	57,593	51,839
Transfer of cash flow hedge reserve to intangible assets	326
Total other reserves
Disclosure of reserves within equity [line items]
Beginning of the year	(694)	(2,046)	439
Other comprehensive income for the year	(543)	1,352	(2,485)
Transfer of cash flow hedge reserve to intangible assets	326
Balance at the end of the year	(911)	(694)	(2,046)
Transfer of cash flow hedge reserve to intangible assets	326
Retained earnings
Disclosure of reserves within equity [line items]
Beginning of the year	57,817	53,406	48,887
Other comprehensive income for the year	(67)	(187)	87
Balance at the end of the year	kr 63,774	kr 57,817	kr 53,406